Segment Information - Summary of Geographic Information by Revenue from External Customers and Non-Current Assets (Detail) - GBP (£) £ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Geographical Areas [Line Items]
Revenue		£ 23,428	£ 23,723	£ 24,062
Before Specific Items [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue	[1]	23,459	23,746	24,082
Non-current assets		32,720	31,810	31,926
UK [Member] | Before Specific Items [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue		19,683	19,687	19,421
Non-current assets		30,057	28,843	28,818
Europe, Middle East and Africa, Excluding the UK [Member] | Before Specific Items [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue		2,280	2,489	2,841
Non-current assets		2,217	2,527	2,535
Americas [Member] | Before Specific Items [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue		936	996	1,148
Non-current assets		336	331	424
Asia Pacific [Member] | Before Specific Items [Member]
Disclosure Of Geographical Areas [Line Items]
Revenue		560	574	672
Non-current assets		£ 110	£ 109	£ 149

[1]	Before specific items.